Investments - Underwater Available-for-sale Fixed Maturities (Details) - Fixed maturities $ in Millions	Dec. 31, 2017 USD ($) securities	Dec. 31, 2016 USD ($) securities
Investment [Line Items]
Fair Value	$ 9,918.0	$ 12,894.9
Gross Unrealized Losses	$ (130.7)	$ (240.0)
Number of Securities | securities	1,212	1,301
Less than 6 consecutive months
Investment [Line Items]
Fair Value	$ 5.2	$ 1.9
Gross Unrealized Losses	$ (1.7)	$ (0.6)
Number of Securities | securities	6	2
6 consecutive months or more
Investment [Line Items]
Fair Value	$ 0.9	$ 0.1
Gross Unrealized Losses	$ (0.8)	$ (0.3)
Number of Securities | securities	3	5
Total underwater by 20% or more
Investment [Line Items]
Fair Value	$ 6.1	$ 2.0
Gross Unrealized Losses	$ (2.5)	$ (0.9)
Number of Securities | securities	9	7
All other underwater fixed maturities
Investment [Line Items]
Fair Value	$ 9,911.9	$ 12,892.9
Gross Unrealized Losses	$ (128.2)	$ (239.1)
Number of Securities | securities	1,203	1,294